INVESTMENTS AND AVAILABLE-FOR-SALE SECURITIES - Schedule of Long-term Investments (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
-Debt investment
Available-for-sale securities	¥ 238,464	$ 34,100	¥ 150,922
Held-to-maturity debt securities recorded as long-term investments	117,282		74,400
-Equity investments recorded as long-term investments
Investments accounted for under the equity method.	698,437		899,362
Equity securities with readily determinable fair values	347,169		542,024
Equity securities without readily determinable fair values	216,795		257,095
Equity securities applying fair value option	62,000		97,372
Subtotal	1,324,401		1,795,853
Total long-term investments	¥ 1,441,683	$ 206,158	¥ 1,870,253